SUBSEQUENT EVENTS - Narrative (Details)	Feb. 23, 2018 EUR (€) € / shares	Feb. 20, 2018 USD ($) shares	Feb. 19, 2018	Feb. 09, 2018 EUR (€)	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Authorized repurchase amount | €				€ 100,000,000
Number of shares repurchased (shares)		190,600
Consideration paid to repurchase shares | $		$ 22,838,301
Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in Euro per share) | € / shares	€ 0.71
Dividends declared, aggregate amount | €	€ 134,000,000
Common shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)					193,923,499
Treasury shares | Common shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)					4,969,625	5,000,000
Treasury shares | Common shares | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)		5,160,225
Percentage of issued capital (percent)			2.06%